Contracts with Customers - Contract Assets and Liabilities (Details) $ in Millions	Jun. 30, 2023 USD ($) contract	Dec. 31, 2022 USD ($)
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 54.7	$ 57.4
Current contract assets	54.7	57.4
Non-current accrued revenue	1.9	3.8
Non-current contract asset	1.9	3.8
Total contract asset	56.6	61.2
Contract With Customer Liability Net Current [Abstract]
Current deferred mobilization, demobilization and other revenue	(52.4)	(57.3)
Contract With Customer Liability Net Non-Current [Abstract]
Non-current deferred mobilization, demobilization and other revenue	(54.7)	(68.7)
Total contract liability	(107.1)	(126.0)
Liquidated damages costs, current	$ 1.2	0.9
Contracts with delayed start date | contract	2
Liquidated damages costs, non-current	$ 1.4	2.3
Deferred demobilization revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	1.7	0.7
Non-current accrued revenue	0.5	1.5
Deferred variable rate revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 2.1	$ 0.5